Debt and Financing Arrangements	12 Months Ended
Apr. 30, 2015
Debt and Financing Arrangements [Abstract]
Debt and Financing Arrangements
NOTE 6	DEBT AND FINANCING ARRANGEMENTS

In April 2015, the FASB issued ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30) Simplifying the Presentation of Debt Issuance Costs. ASU 2015-03 requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying amount of the related debt. ASU 2015-03 is effective for us on May 1, 2016, but we have elected early adoption. As of April 30, 2015, we have reclassified debt issuance costs associated with our long-term debt from other noncurrent assets to long-term debt. Prior year amounts have been reclassified to conform to the current year classification in accordance with ASU 2015-03, resulting in an adjustment to long-term debt of $6.7 for the year ended April 30, 2014.

Long-term debt consists of the following:

	April 30, 2015		April 30, 2014
	Principal Outstanding	Carrying Amount	Principal Outstanding	Carrying Amount
4.78% Senior Notes due June 1, 2014	$—	$—	$100.0	$100.0
6.12% Senior Notes due November 1, 2015	—	—	24.0	24.0
6.63% Senior Notes due November 1, 2018	—	—	376.0	391.4
3.50% Senior Notes due October 15, 2021	750.0	796.0	750.0	758.8
5.55% Senior Notes due April 1, 2022	—	—	300.0	299.2
4.50% Senior Notes due June 1, 2025	—	—	400.0	399.7
1.75% Senior Notes due March 15, 2018	500.0	496.9	—	—
2.50% Senior Notes due March 15, 2020	500.0	494.3	—	—
3.00% Senior Notes due March 15, 2022	400.0	395.3	—	—
3.50% Senior Notes due March 15, 2025	1,000.0	991.9	—	—
4.25% Senior Notes due March 15, 2035	650.0	641.8	—	—
4.38% Senior Notes due March 15, 2045	600.0	583.8	—	—
Term Loan Credit Agreement due March 23, 2020	1,550.0	1,544.9	—	—

Total long-term debt	$5,950.0	$5,944.9	$1,950.0	$1,973.1
Current portion of long-term debt	—	—	100.0	100.0

Total long-term debt, less current portion	$5,950.0	$5,944.9	$1,850.0	$1,873.1

On June 1, 2014, we repaid $100.0 related to the 4.78 percent Senior Notes as scheduled.

On March 2, 2015, we entered into a $3.8 billion 364-day senior unsecured Bridge Term Loan Credit Agreement (“Bridge Loan”) as committed financing for the Big Heart acquisition as disclosed in Note 2: Acquisitions. No balances were drawn against this facility as alternate permanent financing was obtained to finance the acquisition. Included in other debt costs on the Statement of Consolidated Income at April 30, 2015, was $21.5 related to financing fees associated with the Bridge Loan. This facility was terminated on March 20, 2015.

Also on March 2, 2015, we entered into a senior unsecured delayed-draw Term Loan Credit Agreement (“Term Loan”) with a syndicate of banks and an available commitment amount of $1.8 billion. The full amount of the Term Loan was drawn on March 23, 2015, to partially finance the Big Heart acquisition. The Term Loan included $5.2 of capitalized debt issuance costs to be amortized to interest expense over the time for which the debt is outstanding. Borrowings under the Term Loan bear interest on the prevailing U.S. Prime Rate or London Interbank Offered Rate (“LIBOR”), based on our election, and is payable either on a quarterly basis or at the end of the borrowing term. The weighted-average interest rate on the Term Loan at April 30, 2015, was 1.53 percent. The Term Loan requires quarterly amortization payments of 2.5 percent of the original principal amount starting in the third quarter of 2016. Voluntary prepayments are permitted without premium or penalty and are applied to the schedule of required quarterly minimum payment obligations in direct order of maturity. As of April 30, 2015, we have prepaid $200.0 on the Term Loan, and therefore no additional payments are required until January 31, 2017.

On March 20, 2015, we completed an offering of $3.7 billion in Senior Notes due beginning March 15, 2018 through March 15, 2045. The Senior Notes included $46.4 of capitalized debt issuance costs and offering discounts to be amortized to interest expense over the time for which the debt is outstanding. As part of the Big Heart acquisition, we assumed $1.7 billion in debt related to Big Heart’s senior secured term loan agreement and $0.9 billion in debt related to their 7.625 percent senior notes. We repaid these obligations upon completion of the acquisition. The proceeds from the offering, along with the Term Loan, were used to partially finance the Big Heart acquisition, pay off the debt assumed as part of the Big Heart acquisition, and prepay our privately placed Senior Notes. The prepayment of our Senior Notes resulted in a principal prepayment of $1.1 billion and $163.3 of related make-whole payments. Other debt costs of $173.3 on the Statement of Consolidated Income consist primarily of make-whole payments and Bridge Loan financing fees, offset by the write-off of the remaining fair value interest rate swap gain.

All of our Senior Notes outstanding at April 30, 2015, are unsecured and interest is paid semiannually. There are no required scheduled principal payments on our Senior Notes. We may prepay at any time all or part of the Senior Notes at 100 percent of the principal amount thereof, together with the accrued and unpaid interest, and any applicable make-whole amount.

In February 2015, we entered into a series of forward-starting interest rate swaps to partially hedge the risk of an increase in the benchmark interest rate during the period leading up to the anticipated issuance of our long-term Senior Notes. The interest rate swaps were designated as cash flow hedges with an aggregate notional amount of $1.1 billion. On March 12, 2015, in conjunction with the pricing of the series of Senior Notes, we terminated the interest rate swaps prior to maturity. The termination resulted in a net loss of $4.0, which will be amortized over the life of the remaining debt. For additional information, see Note 8: Derivative Financial Instruments.

During the second quarter of 2015, we entered into a commercial paper program under which we can issue short-term, unsecured commercial paper not to exceed $1.0 billion at any time. The commercial paper program is backed by our revolving credit facility and reduces what we can borrow under the revolving credit facility by the amount of commercial paper outstanding. Commercial paper will be used as a continuing source of short-term financing for general corporate purposes. As of April 30, 2015, we had $226.0 of short-term borrowings outstanding, all of which were issued under our commercial paper program at a weighted-average interest rate of 0.45 percent.

We have available a $1.5 billion revolving credit facility with a group of 11 banks that matures in September 2018. Borrowings under the revolving credit facility bear interest based on the prevailing U.S. Prime Rate, Canadian Base Rate, LIBOR, or Canadian Dealer Offered Rate, based on our election. Interest is payable either on a quarterly basis or at the end of the borrowing term. During 2015, we amended this credit facility to alter the financial covenant restrictions and provide financial flexibility for the Big Heart acquisition. At April 30, 2015, we did not have a balance outstanding under the revolving credit facility.

During 2014, we entered into an interest rate swap, with a notional amount of $750.0, on the 3.50 percent Senior Notes due October 15, 2021, converting the Senior Notes from a fixed- to a variable-rate basis. The interest rate swap was designated as a fair value hedge of the underlying debt obligation. On January 16, 2015, we terminated the interest rate swap agreement prior to maturity. As a result of the early termination, we received $58.1 in cash, which included $4.6 of accrued and prepaid interest and a $53.5 benefit that is deferred as a component of the carrying value of the long-term debt and will be recognized ratably as a reduction to future interest expense over the remaining life of the related debt. At April 30, 2015, the remaining benefit of $51.3 was recorded as an increase in the long-term debt balance. The fair value adjustment of the interest rate swap at April 30, 2014, was $14.9 and was also recorded as an increase in the long-term debt balance. For additional information, see Note 8: Derivative Financial Instruments.

Interest paid totaled $92.3, $83.3, and $97.7 in 2015, 2014, and 2013, respectively. This differs from interest expense due to the timing of payments, amortization of fair value swap adjustments, effect of the interest rate swap, amortization of debt issuance costs, and capitalized interest.

Our debt instruments contain certain financial covenant restrictions, including a leverage ratio and an interest coverage ratio. We are in compliance with all covenants.